Chesapeake Funding II LLC
Series 2016-1 Asset Backed Notes
Agreed-Upon Procedures

Report To:
Element Financial Corporation
J.P. Morgan Securities LLC
Deutsche Bank Securities Inc.

14 March 2016

Element Financial Corporation

J.P. Morgan Securities LLC
Deutsche Bank Securities Inc.

Re:	Chesapeake Funding II LLC, Series 2016-1 Asset Backed Notes (the “Notes”) Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Chesapeake Funding II LLC   (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans and vehicles subject to those leases and loans (the “Receivables”) relating to the Chesapeake Funding II LLC Series 2016-1 securitization transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the procedures described in this report, Element Financial Corporation (the “Sponsor”), on behalf of the Issuer, provided us with:

a.
An electronic data file labeled “US_ASSET_DATA_TAPE_AUG2015_PostClose.xlsb” (the “Initial Provided Data Tape”), which the Sponsor, on behalf of the Issuer, indicated contains information as of 31 August 2015 (the “Preliminary Cutoff Date”) on a pool of leases and loans and vehicles that are subject to those leases and loans (the “Preliminary Receivables”), which the Sponsor, on behalf of the Issuer, indicated are expected to be representative of the Receivables,

b.
An electronic data file labeled “CII_GFT_SUBI2_Active_2016-01-31.xlsb” (the “Second Provided Data Tape”), which the Sponsor, on behalf of the Issuer, indicated contains information as of 31 January 2016 (the “Cutoff Date”) on a pool of leases and loans and vehicles that are subject to those leases and loans (the “Statistical Receivables”), which the Sponsor, on behalf of the Issuer, indicated are expected to be representative of the Receivables,

c.	Imaged copies of:
i.
Certain printed screen shots of the manual capping screen, billing detail inquiry screen, and management billing detail from the Sponsor’s lease/loan servicing system (collectively, the “Vehicle Lease Screen Shots”)

	ii.	The unit invoice, capitalization chart or evidence of cash disbursement in the instance where no unit invoice is available (collectively, the “Capitalized Cost Documents”),
	iii.	The certificate of title, vehicle registration or vehicle registration inquiry report or online registration title approval (collectively, the “Title”),
	iv.	The operating lease agreement, assumption agreement, purchase agreement or letter of intent (collectively, the “Master Lease Agreement”),
	v.	The rate schedule and any amendments thereto (the “Rate Schedule”),
	vi.	The credit file and any amendments thereto (collectively, the “Credit File”) and
vii.
The certificate indicating insurance coverage (the “Certificate of Insurance Coverage” and, together with the Vehicle Lease Screen Shots, Capitalized Cost Documents, Title, Master Lease Agreement, Rate Schedule and Credit File, the “Source Documents” relating to the Sample Contracts (as defined in Attachment A)),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Initial Provided Data Tape and Second Provided Data Tape, which are listed in Exhibit 1 to Attachment A,
e.	The list of instructions (the “Additional Vehicle Lease Procedures”), which are listed on Exhibit 2 to Attachment A,

f.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Initial Provided Data Tape, Second Provided Data Tape, Source Documents, Sample Characteristics, Additional Vehicle Lease Procedures and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Initial Provided Data Tape or Second Provided Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables, Preliminary Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with auditing standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer will pay interest on and principal of the Notes in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

/s/ Ernst & Young LLP

14 March 2016

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected 132 Preliminary Receivables from the Initial Provided Data Tape (the “Initial Sample Contracts”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Initial Sample Contracts they instructed us to select from the Initial Provided Data Tape.

2.
For each Initial Sample Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Provided Data Tape, to the corresponding information in the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected 36 Statistical Receivables from the Second Provided Data Tape (the “Secondary Sample Contracts” and, together with the Initial Sample Contracts, the “Sample Contracts”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Secondary Sample Contracts they instructed us to select from the Second Provided Data Tape.

4.
For each Secondary Sample Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Second Provided Data Tape, to the corresponding information in the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

5.
For each lease on the Initial Provided Data Tape, we compared the log number (the “Log Number”) on the Initial Provided Data Tape, to the corresponding Log Number on the Second Provided Data Tape and noted that:

	a.	655 Statistical Receivables included on the Second Provided Data Tape were not included on the Initial Provided Data Tape,
	b.	173,560 Preliminary Receivables included on the Initial Provided Data Tape were not included on the Second Provided Data Tape (the “Removed Preliminary Receivables”) and
	c.	18 of the Removed Preliminary Receivables were Initial Sample Contracts.

Attachment A

6.
For the 114 Initial Sample Contracts that were also included on the Second Provided Data Tape, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (except for the current book value which the Sponsor, on behalf of the Issuer, instructed us not to compare due to the passage of time between the Preliminary Cutoff Date and the Cutoff Date).  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

7.
For each Sample Contract, we performed the Additional Vehicle Lease Procedures listed on Exhibit 2 to Attachment A subject to the instructions provided by the Sponsor, on behalf of the Issuer, which are stated on Exhibit 2 to Attachment A. Except for the exceptions documented on Exhibit 4 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics – Data Tape

Sample Characteristics	Source Documents	Notes
Unit number	Vehicle Lease Screen Shots
Fleet number	Vehicle Lease Screen Shots
Vehicle make	Vehicle Lease Screen Shots
Vehicle model	Vehicle Lease Screen Shots
Vehicle type	Vehicle Lease Screen Shots
Lease term	Vehicle Lease Screen Shots
Vehicle index rate	Vehicle Lease Screen Shots, Rate Schedule	1
Vehicle spread rate	Vehicle Lease Screen Shots, Rate Schedule	1
Fixed benchmark rate	Vehicle Lease Screen Shots, Rate Schedule	2
Fixed spread rate	Vehicle Lease Screen Shots, Rate Schedule	2
Vehicle capitalized cost	Vehicle Lease Screen Shots, Capitalized Cost Documents
In-service date	Vehicle Lease Screen Shots
Current book value	Vehicle Lease Screen Shots

Notes:
1.	This Sample Characteristic applies only to floating rate Sample Contracts.
2.	This Sample Characteristic applies only to fixed rate Sample Contracts.

Exhibit 2 to Attachment A

Additional Vehicle Lease Procedures

Additional Vehicle Lease Procedures	Source Documents
Observe whether (i) the title owner is Gelco Fleet Trust, Gelco Fleet Trust LSR, GE Capital Commercial, Inc., Gelco Corporation or Gelco Corporation LSR and (ii) the lien holder is General Electric Capital Corporation, GE Title Agent, LLC, GE Capital Financial, Inc. or GE Capital Bank and list the Title Holders and Lien Holders that we observed on the Title on Exhibit 4 to Attachment A
Title
Observe that an authorized representative of Gelco Fleet Trust or another applicable subsidiary of the Sponsor has manually or electronically signed the Master Lease Agreement	Master Lease Agreement
For each active lessee, observe whether (i) the Credit File contains an electronic signature approval, and (ii) the expiry date noted on the respective form has not expired as of August 31, 2015 for the Initial Sample Contracts and as of January 31, 2016 for the Secondary Sample Contracts, respectively
Credit File
Observe the Certificate of Insurance Coverage for the Certificate Holder and list the Certificate Holder that we observed on the Certificate of Insurance Coverage in Exhibit 5 to Attachment A	Certificate of Insurance Coverage

Exhibit 3 to Attachment A

Sample Characteristic Differences

Log Number	Sample Characteristic	Initial Provided Data Tape value	Source Document value	Notes
9088885	Fixed Spread Rate	0.0115	0.01	1
9120651	Fixed Spread Rate	0.0115	0.01	1
9120829	Fixed Spread Rate	0.0115	0.01	1

Notes:
1.
We were instructed by the Sponsor, on behalf of the Issuer, to use the Rate Schedule as the Source Document for the purpose of comparing the fixed spread rate in the Initial Provided Data Tape for the Sample Contracts referenced above.

 Exhibit 4 to Attachment A

Listing of Title Holders and Lien Holders

Sample Number	Log Number	Fleet Number	Lessee	Title Owner	Lien Holder	Notes
1	8618427	004992	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent LLC
2	9281864	004882	[Redacted]	GE Capital Commercial Inc.	GE Capital Bank
3	9172067	005929	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent LLC
4	9380035	007325	[Redacted]	GE Capital Commercial Inc.	GE Capital Bank
5	9137192	000917	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
6	8716865	003663	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent LLC
7	9397293	007335	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
8	9523477	004961	[Redacted]	Note 1	Note 1	1
9	9483928	005784	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
10	9079908	005929	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
11	9131058	800041	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
12	9127305	004961	[Redacted]	Note 1	Note 1	1
13	9414113	000358	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
14	9385102	005929	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
15	9507047	004961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent LLC
16	9403935	008149	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
17	9401365	005868	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
18	9450896	004776	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
19	9306575	004448	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent LLC
20	9360801	007325	[Redacted]	Gelco Fleet Trust	GE Title Agent LLC
21	9261638	004961	[Redacted]	Note 1	Note 1	1
22	9403961	008149	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
23	9087322	000916	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
24	9257429	104909	[Redacted]	GE Capital Commercial Inc.	GE Capital Bank
25	8822014	005777	[Redacted]	Gelco Fleet Trust	GE Capital Bank
26	9480160	006220	[Redacted]	Gelco Corporation LSR	General Electric Capital Corp
27	9327895	007324	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
28	9087310	000916	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
29	9528513	004961	[Redacted]	Note 1	Note 1	1
30	9358764	005846	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
31	9087135	092688	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
32	8745497	004305	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
33	9395958	000917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
34	8556213	005432	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
35	8916241	005789	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
36	9312885	005789	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
37	8563762	006359	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
38	8610325	003663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
39	8669313	005777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
40	8670758	005777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
41	8673472	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
42	8681252	003663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
43	8683350	005743	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
44	8719579	003663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
45	8731031	204261	[Redacted]	GE Capital Commercial Inc	GE Capital Bank

Exhibit 4 to Attachment A

Sample Number	Log Number	Fleet Number	Lessee	Title Owner	Lien Holder	Notes
46	8731928	006359	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
47	8758167	005767	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
48	8763282	204261	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
49	8794440	003663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
50	8802789	008149	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
51	8806033	008149	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
52	8807955	005743	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
53	8810579	008199	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
54	8815900	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
55	8816810	008149	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
56	8826162	250299	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
57	8829972	005837	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
58	8840045	005777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
59	8870021	308417	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
60	8884967	003663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
61	8906161	107395	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
62	8909945	000358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
63	8913075	000161	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
64	8917578	005903	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
65	8925533	204261	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
66	8991250	005868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
67	8992718	005784	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
68	8998084	005868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
69	9026859	006359	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
70	9038241	103754	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
71	9046121	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
72	9046306	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
73	9051192	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
74	9052120	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
75	9053180	102380	[Redacted]	Gelco Corporation	GE Capital Corporation
76	9054245	005669	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
77	9072928	005946	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
78	9074207	005929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
79	9075800	005927	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
80	9076641	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
81	9076820	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
82	9082908	003703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
83	9087142	092688	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
84	9088885	003703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
85	9090058	003703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
86	9093866	005929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
87	9107656	005767	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
88	9112004	004873	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
89	9116192	000917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
90	9120651	003703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
91	9120829	003703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
92	9123696	003652	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
93	9131603	002838	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
94	9139753	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
95	9145471	005970	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
96	9162806	005945	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
97	9185442	005985	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC

Exhibit 4 to Attachment A

Sample Number	Log Number	Fleet Number	Lessee	Title Owner	Lien Holder	Notes
98	9187835	005768	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
99	9201195	005837	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
100	9213341	005929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
101	9216531	005945	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
102	9223766	002378	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
103	9232436	005868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
104	9233934	000358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
105	9245696	005868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
106	9248029	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
107	9249154	004874	[Redacted]	[Redacted]	GE Title Agent, LLC	2
108	9250992	000358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
109	9252654	102287	[Redacted]	[Redacted]	Gelco Fleet Trust LSR	2
110	9254119	005973	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
111	9256109	005973	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
112	9258628	007012	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
113	9261636	004961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
114	9267033	007251	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
115	9268368	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
116	9273892	000917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
117	9279474	004961	[Redacted]	Note 1	Note 1	1
118	9290380	005885	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
119	9291178	004961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
120	9292719	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
121	9301044	004761	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
122	9304134	102380	[Redacted]	Gelco Fleet Trust C/O [Redacted]	GE Title Agent, LLC
123	9307670	000916	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
124	9309386	000916	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
125	9314249	004448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
126	9317491	004448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
127	9318603	004448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
128	9321475	004448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
129	9328901	104909	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
130	9330389	004472	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
131	9348189	103754	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
132	9356290	005795	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
133	9358057	004448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
134	9359737	004448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
135	9360765	007325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
136	9361688	007325	[Redacted]	GE Capital Commercial Inc/ [Redacted]	GE Capital Bank
137	9362508	007325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
138	9363278	007182	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
139	9364401	007217	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
140	9367293	004071	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
141	9372230	007323	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
142	9380807	104909	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
143	9388319	004448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
144	9393365	000917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
145	9394986	005893	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
146	9405271	007325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
147	9406343	000358	[Redacted]	Gelco Corporation	GE Title Agent, LLC
148	9410193	004448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
149	9437591	702012	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC

Exhibit 4 to Attachment A

Sample Number	Log Number	Fleet Number	Lessee	Title Owner	Lien Holder	Notes
150	9446693	007354	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
151	8835582	5767	[Redacted]	GE Capital Commercial Inc LSR	GE Capital Bank
152	9056620	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
153	9125812	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
154	9134806	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
155	9156091	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
156	9156695	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
157	9161791	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
158	9239242	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
159	9263632	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
160	9274879	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
161	9276640	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
162	9300439	4761	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
163	9368794	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
164	9369893	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
165	9373844	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
166	9382040	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
167	9385441	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
168	9390214	4961	[Redacted]	Note 2	Note 2	2

Notes

1.	We noted that the titles for these units are not available. Representatives of the Sponsor, on behalf of the Issuer, have informed us that these units are in the process of being titled.
2.	We noted that the titles for these units do not have Gelco Corporation, Gelco Corporation LSR, Gelco Fleet Trust, Gelco Fleet Trust LSR, or GE Capital Commercial, Inc. as the title owner.

 Exhibit 5 to Attachment A

Listing of Certificate of Insurance Holders

Sample Number	Log Number	Client Number	Lessee	Certificate Holder
1	8618427	004992	[Redacted]	Gelco Corporation
2	9281864	004882	[Redacted]	Gelco Corporation dba GE Fleet Services
3	9172067	005929	[Redacted]	Gelco Corporation dba GE Fleet Services
4	9380035	007325	[Redacted]	Gelco Corporation dba GE Fleet Services
5	9137192	000917	[Redacted]	Gelco Corporation dba GE Fleet Services
6	8716865	003663	[Redacted]	Gelco Corporation
7	9397293	007335	[Redacted]	Gelco Corporation dba GE Fleet Services
8	9523477	004961	[Redacted]	Gelco Corporation dba GE Fleet Services
9	9483928	005784	[Redacted]	Gelco Corporation dba GE Fleet Services
10	9079908	005929	[Redacted]	Gelco Corporation dba GE Fleet Services
11	9131058	800041	[Redacted]	Gelco Corporation dba GE Fleet Services
12	9127305	004961	[Redacted]	Gelco Corporation dba GE Fleet Services
13	9414113	000358	[Redacted]	Gelco Corporation dba GE Fleet Services
14	9385102	005929	[Redacted]	Gelco Corporation dba GE Fleet Services
15	9507047	004961	[Redacted]	Gelco Corporation dba GE Fleet Services
16	9403935	008149	[Redacted]	Gelco Corporation dba GE Capital Fleet Services
17	9401365	005868	[Redacted]	Gelco Corporation dba GE Fleet Services
18	9450896	004776	[Redacted]	Gelco Corporation dba GE Fleet Services
19	9306575	004448	[Redacted]	Gelco Corporation dba GE Fleet Services
20	9360801	007325	[Redacted]	Gelco Corporation dba GE Fleet Services
21	9261638	004961	[Redacted]	Gelco Corporation dba GE Fleet Services
22	9403961	008149	[Redacted]	Gelco Corporation dba GE Fleet Services
23	9087322	000916	[Redacted]	Gelco Corporation dba GE Fleet Services
24	9257429	104909	[Redacted]	Gelco Corporation dba GE Fleet Services
25	8822014	005777	[Redacted]	Gelco Corporation
26	9480160	006220	[Redacted]	Gelco Corporation dba GE Fleet Services
27	9327895	007324	[Redacted]	Gelco Corporation
28	9087310	000916	[Redacted]	Gelco Corporation dba GE Fleet Services
29	9528513	004961	[Redacted]	Gelco Corporation dba GE Fleet Services
30	9358764	005846	[Redacted]	Gelco Corporation dba GE Fleet Services
31	9087135	092688	[Redacted]	Gelco Corporation dba GE Fleet Services
32	8745497	004305	[Redacted]	Gelco Corp
33	9395958	000917	[Redacted]	Gelco Corporation dba GE Fleet Services
34	8556213	005432	[Redacted]	[Redacted] or Business Partner c/o The [Redacted]
35	8916241	005789	[Redacted]	Gelco Corporation
36	9312885	005789	[Redacted]	Gelco Corporation
37	8563762	006359	[Redacted]	Gelco Corporation dba Fleet Services
38	8610325	003663	[Redacted]	Gelco Corporation dba Fleet Services
39	8669313	005777	[Redacted]	Gelco Corporation dba Fleet Services
40	8670758	005777	[Redacted]	Gelco Corporation dba Fleet Services
41	8673472	327681	[Redacted]	Gelco Corporation dba Fleet Services
42	8681252	003663	[Redacted]	Gelco Corporation dba Fleet Services
43	8683350	005743	[Redacted]	Gelco Corporation dba Fleet Services
44	8719579	003663	[Redacted]	Gelco Corporation dba Fleet Services
45	8731031	204261	[Redacted]	Gelco Corporation dba Fleet Services
46	8731928	006359	[Redacted]	Gelco Corporation dba Fleet Services
47	8758167	005767	[Redacted]	Gelco Corporation dba Fleet Services
48	8763282	204261	[Redacted]	Gelco Corporation dba Fleet Services
49	8794440	003663	[Redacted]	Gelco Corporation dba Fleet Services
50	8802789	008149	[Redacted]	Gelco Corporation dba Fleet Services
51	8806033	008149	[Redacted]	Gelco Corporation dba Fleet Services
52	8807955	005743	[Redacted]	Gelco Corporation dba Fleet Services

 Exhibit 5 to Attachment A

Sample Number	Log Number	Client Number	Lessee	Certificate Holder
53	8810579	008199	[Redacted]	Gelco Corporation dba Fleet Services
54	8815900	702012	[Redacted]	Gelco Corporation dba Fleet Services
55	8816810	008149	[Redacted]	Gelco Corporation dba Fleet Services
56	8826162	250299	[Redacted]	Gelco Corporation dba Fleet Services
57	8829972	005837	[Redacted]	Gelco Corporation dba Fleet Services
58	8840045	005777	[Redacted]	Gelco Corporation dba Fleet Services
59	8870021	308417	[Redacted]	Gelco Corporation dba Fleet Services
60	8884967	003663	[Redacted]	Gelco Corporation dba Fleet Services
61	8906161	107395	[Redacted]	Gelco Corporation dba Fleet Services
62	8909945	000358	[Redacted]	Gelco Corporation dba Fleet Services
63	8913075	000161	[Redacted]	Gelco Corporation dba Fleet Services
64	8917578	005903	[Redacted]	Gelco Corporation dba Fleet Services
65	8925533	204261	[Redacted]	Gelco Corporation dba Fleet Services
66	8991250	005868	[Redacted]	Gelco Corporation dba Fleet Services
67	8992718	005784	[Redacted]	Gelco Corporation dba Fleet Services
68	8998084	005868	[Redacted]	Gelco Corporation dba Fleet Services
69	9026859	006359	[Redacted]	Gelco Corporation dba Fleet Services
70	9038241	103754	[Redacted]	Gelco Corporation dba Fleet Services
71	9046121	327681	[Redacted]	Gelco Corporation dba Fleet Services
72	9046306	327681	[Redacted]	Gelco Corporation dba Fleet Services
73	9051192	327681	[Redacted]	Gelco Corporation dba Fleet Services
74	9052120	327681	[Redacted]	Gelco Corporation dba Fleet Services
75	9053180	102380	[Redacted]	Gelco Corporation dba Fleet Services
76	9054245	005669	[Redacted]	Gelco Corporation dba Fleet Services
77	9072928	005946	[Redacted]	Gelco Corporation dba Fleet Services
78	9074207	005929	[Redacted]	Gelco Corporation dba Fleet Services
79	9075800	005927	[Redacted]	Gelco Corporation dba Fleet Services
80	9076641	327681	[Redacted]	Gelco Corporation dba Fleet Services
81	9076820	327681	[Redacted]	Gelco Corporation dba Fleet Services
82	9082908	003703	[Redacted]	Gelco Corporation dba Fleet Services
83	9087142	092688	[Redacted]	Gelco Corporation dba Fleet Services
84	9088885	003703	[Redacted]	Gelco Corporation dba Fleet Services
85	9090058	003703	[Redacted]	Gelco Corporation dba Fleet Services
86	9093866	005929	[Redacted]	Gelco Corporation dba Fleet Services
87	9107656	005767	[Redacted]	Gelco Corporation dba Fleet Services
88	9112004	004873	[Redacted]	Gelco Corporation dba Fleet Services
89	9116192	000917	[Redacted]	Gelco Corporation dba Fleet Services
90	9120651	003703	[Redacted]	Gelco Corporation dba Fleet Services
91	9120829	003703	[Redacted]	Gelco Corporation dba Fleet Services
92	9123696	003652	[Redacted]	Gelco Corporation dba Fleet Services
93	9131603	002838	[Redacted]	Gelco Corporation dba Fleet Services
94	9139753	702012	[Redacted]	Gelco Corporation dba Fleet Services
95	9145471	005970	[Redacted]	Gelco Corporation dba Fleet Services
96	9162806	005945	[Redacted]	Gelco Corporation dba Fleet Services
97	9185442	005985	[Redacted]	Gelco Corporation dba Fleet Services
98	9187835	005768	[Redacted]	Gelco Corporation dba Fleet Services
99	9201195	005837	[Redacted]	Gelco Corporation dba Fleet Services
100	9213341	005929	[Redacted]	Gelco Corporation dba Fleet Services
101	9216531	005945	[Redacted]	Gelco Corporation dba Fleet Services
102	9223766	002378	[Redacted]	Gelco Corporation dba Fleet Services
103	9232436	005868	[Redacted]	Gelco Corporation dba Fleet Services
104	9233934	000358	[Redacted]	Gelco Corporation dba Fleet Services
105	9245696	005868	[Redacted]	Gelco Corporation dba Fleet Services
106	9248029	702012	[Redacted]	Gelco Corporation dba Fleet Services

 Exhibit 5 to Attachment A

Sample Number	Log Number	Client Number	Lessee	Certificate Holder
107	9249154	004874	[Redacted]	Gelco Corporation dba Fleet Services
108	9250992	000358	[Redacted]	Gelco Corporation dba Fleet Services
109	9252654	102287	[Redacted]	Gelco Corporation dba Fleet Services
110	9254119	005973	[Redacted]	Gelco Corporation dba Fleet Services
111	9256109	005973	[Redacted]	Gelco Corporation dba Fleet Services
112	9258628	007012	[Redacted]	Gelco Corporation dba Fleet Services
113	9261636	004961	[Redacted]	Gelco Corporation dba Fleet Services
114	9267033	007251	[Redacted]	Gelco Corporation dba Fleet Services
115	9268368	702012	[Redacted]	Gelco Corporation dba Fleet Services
116	9273892	000917	[Redacted]	Gelco Corporation dba Fleet Services
117	9279474	004961	[Redacted]	Gelco Corporation dba Fleet Services
118	9290380	005885	[Redacted]	Gelco Corporation dba Fleet Services
119	9291178	004961	[Redacted]	Gelco Corporation dba Fleet Services
120	9292719	702012	[Redacted]	Gelco Corporation dba Fleet Services
121	9301044	004761	[Redacted]	Gelco Corporation dba Fleet Services
122	9304134	102380	[Redacted]	Gelco Corporation dba Fleet Services
123	9307670	000916	[Redacted]	Gelco Corporation dba Fleet Services
124	9309386	000916	[Redacted]	Gelco Corporation dba Fleet Services
125	9314249	004448	[Redacted]	Gelco Corporation dba Fleet Services
126	9317491	004448	[Redacted]	Gelco Corporation dba Fleet Services
127	9318603	004448	[Redacted]	Gelco Corporation dba Fleet Services
128	9321475	004448	[Redacted]	Gelco Corporation dba Fleet Services
129	9328901	104909	[Redacted]	Gelco Corporation dba Fleet Services
130	9330389	004472	[Redacted]	Gelco Corporation dba Fleet Services
131	9348189	103754	[Redacted]	Gelco Corporation dba Fleet Services
132	9356290	005795	[Redacted]	Gelco Corporation dba Fleet Services
133	9358057	004448	[Redacted]	Gelco Corporation dba Fleet Services
134	9359737	004448	[Redacted]	Gelco Corporation dba Fleet Services
135	9360765	007325	[Redacted]	Gelco Corporation dba Fleet Services
136	9361688	007325	[Redacted]	Gelco Corporation dba Fleet Services
137	9362508	007325	[Redacted]	Gelco Corporation dba Fleet Services
138	9363278	007182	[Redacted]	Gelco Corporation dba Fleet Services
139	9364401	007217	[Redacted]	Gelco Corporation dba Fleet Services
140	9367293	004071	[Redacted]	Gelco Corporation dba Fleet Services
141	9372230	007323	[Redacted]	Gelco Corporation dba Fleet Services
142	9380807	104909	[Redacted]	Gelco Corporation dba Fleet Services
143	9388319	004448	[Redacted]	Gelco Corporation dba Fleet Services
144	9393365	000917	[Redacted]	Gelco Corporation dba Fleet Services
145	9394986	005893	[Redacted]	Gelco Corporation dba Fleet Services
146	9405271	007325	[Redacted]	Gelco Corporation dba Fleet Services
147	9406343	000358	[Redacted]	Gelco Corporation dba Fleet Services
148	9410193	004448	[Redacted]	Gelco Corporation dba Fleet Services
149	9437591	702012	[Redacted]	Gelco Corporation dba Fleet Services
150	9446693	007354	[Redacted]	Gelco Corporation dba Fleet Services
151	8835582	5767	[Redacted]	Gelco Corporation dba Fleet Services
152	9056620	3663	[Redacted]	Gelco Corporation dba Fleet Services
153	9125812	3663	[Redacted]	Gelco Corporation dba Fleet Services
154	9134806	3663	[Redacted]	Gelco Corporation dba Fleet Services
155	9156091	3663	[Redacted]	Gelco Corporation dba Fleet Services
156	9156695	3703	[Redacted]	Gelco Corporation dba Fleet Services
157	9161791	3703	[Redacted]	Gelco Corporation dba Fleet Services
158	9239242	3703	[Redacted]	Gelco Corporation dba Fleet Services
159	9263632	3663	[Redacted]	Gelco Corporation dba Fleet Services
160	9274879	3663	[Redacted]	Gelco Corporation dba Fleet Services

 Exhibit 5 to Attachment A

Sample Number	Log Number	Client Number	Lessee	Certificate Holder
161	9276640	3663	[Redacted]	Gelco Corporation dba Fleet Services
162	9300439	4761	[Redacted]	Gelco Corporation dba Fleet Services
163	9368794	4961	[Redacted]	Gelco Corporation dba Fleet Services
164	9369893	4961	[Redacted]	Gelco Corporation dba Fleet Services
165	9373844	4961	[Redacted]	Gelco Corporation dba Fleet Services
166	9382040	3663	[Redacted]	Gelco Corporation dba Fleet Services
167	9385441	4961	[Redacted]	Gelco Corporation dba Fleet Services
168	9390214	4961	[Redacted]	Gelco Corporation dba Fleet Services

 Exhibit 6 to Attachment A

Sample Characteristics Differences between the Initial Provided Data Tape and the Second Provided Data Tape

Log Number	Sample Characteristic	Initial Provided Data Tape	Second Provided Data Tape	Notes
8731031	Fixed Benchmark Rate	0	0.0040	1
8763282	Fixed Benchmark Rate	0	0.0038	1
8925533	Fixed Benchmark Rate	0	0.0061	1
9248029	Vehicle capitalized cost	21,461.00	20,661.00	1
9268368	Vehicle capitalized cost	21,461.00	20,661.00	1
9290380	Vehicle capitalized cost	29,914.68	30,144.68	1
9292719	Vehicle capitalized cost	21,461.00	20,661.00	1
9361688	Vehicle capitalized cost	20,165.16	20,272.16	1
9405271	Vehicle capitalized cost	28,070.59	28,220.59	1
9406343	Vehicle capitalized cost	23,155.08	22,755.08	1
9410193	Vehicle capitalized cost	24,569.56	24,435.56	1

Note:

1.
The Sponsor, on behalf of the Issuer, indicated that the information on the Second Provided Data Tape is correct.  For each Initial Sample Contract also included on the Second Provided Data Tape and listed in the table above, we compared the information for the listed Sample Characteristic, as shown on the Second Provided Data Tape, to the corresponding information on the Vehicle Lease Screen Shots and found such information to be in agreement.